Business Transfer Agreement with Wockhardt Limited (Details) - Wockhardt Limited [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Feb. 12, 2020
Disclosure of detailed information about business combination [line items]
Cash	₨ 14,990
Payment through Escrow account	564
Contingent consideration (Holdback Amount)	561
Total consideration	16,115	₨ 18,500
Assets acquired
Goodwill	530
Property, plant and equipment	373
Product related intangibles	14,888
Inventories	466
Other assets	245
Employee benefits (Gratuity-Rs.70 and Compensated absences- Rs.75)	(145)
Refund liability	(242)
Total net assets	₨ 16,115